Financial Instruments - Categories of Financial Instruments (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Financial assets
FVTPL (Note 1)	$ 159.0		$ 2,259.4
FVTOCI (Note 2)	129,607.1		129,918.7
Hedging financial assets	13.5		0.1
Amortized cost (Note 3)	1,283,715.7		826,293.6
Financial assets	1,413,495.3		958,471.8
Financial liabilities
FVTPL (Note 4)	681.9		94.1
Hedging financial liabilities	9.6	$ 0.3	1.2
Amortized cost (Note 5)	1,355,957.2		748,129.3
Financial liabilities	$ 1,356,648.7		$ 748,224.6